9. SCHEDULE OF INTANGIBLE ASSETS (Details) (USD $)	Jun. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Notes to Financial Statements
Customer contracts	$ 1,433,645	$ 1,433,645
Less: accumulated amortization	(505,602)	(290,555)
Intangible assets, net	$ 928,043	$ 1,143,090	$ 918,069